Note 13 - Intangible Assets - Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Other Intangible Assets	$ 15,927
Revaluation	3,600
Other Intangible Assets	11,920	15,927
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	9,606
Other Intangible Assets	5,122	9,606
Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	2,445
Other Intangible Assets	2,443	2,445
Favourable Supply Contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	2,366
Other Intangible Assets	4,171	2,366
Data Bases [Member]
Statement Line Items [Line Items]
Other Intangible Assets	698
Other Intangible Assets	86	698
Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	812
Other Intangible Assets	98	812
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Other Intangible Assets	548
Additions	840	548
Other Intangible Assets	1,388	548
Amortization	840	548
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	347
Additions	330	347
Other Intangible Assets	677	347
Amortization	330	347
Accumulated depreciation and amortisation [member] | Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	43
Additions	194	43
Other Intangible Assets	237	43
Amortization	194	43
Accumulated depreciation and amortisation [member] | Favourable Supply Contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	122
Additions	284	122
Other Intangible Assets	406	122
Amortization	284	122
Accumulated depreciation and amortisation [member] | Data Bases [Member]
Statement Line Items [Line Items]
Other Intangible Assets	36
Additions	32	36
Other Intangible Assets	68	36
Amortization	32	36
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets
Additions
Other Intangible Assets
Amortization
Gross carrying amount [member]
Statement Line Items [Line Items]
Other Intangible Assets	16,475
Additions	98	16,475
Foreign exchange	332
Revaluation	(3,597)
Other Intangible Assets	13,308	16,475
Amortization	98	16,475
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	9,953
Additions		9,953
Foreign exchange	139
Revaluation	(4,293)
Other Intangible Assets	5,799	9,953
Amortization		9,953
Gross carrying amount [member] | Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	2,488
Additions		2,488
Foreign exchange	63
Revaluation	129
Other Intangible Assets	2,680	2,488
Amortization		2,488
Gross carrying amount [member] | Favourable Supply Contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	2,488
Additions		2,488
Foreign exchange	126
Revaluation	1,963
Other Intangible Assets	4,577	2,488
Amortization		2,488
Gross carrying amount [member] | Data Bases [Member]
Statement Line Items [Line Items]
Other Intangible Assets	734
Additions		734
Foreign exchange	4
Revaluation	(584)
Other Intangible Assets	154	734
Amortization		734
Gross carrying amount [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	812
Additions	98	812
Foreign exchange
Revaluation	(812)
Other Intangible Assets	98	812
Amortization	$ 98	$ 812